Intangible assets - Additional Information (Details)	12 Months Ended
	Aug. 31, 2025 USD ($) item	Aug. 31, 2024 USD ($) item
Intangible assets
Number of patent applications | item	7	5
Additions to intangible assets	$ 99,407	$ 46,932
Impairment loss	380,457
Intellectual property
Intangible assets
Recoverable amount	25,057
Carrying amount	411,690
Impairment loss	$ 380,457